Derivative Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Derivatives designated as cash flow hedges gain (loss), amount expected to be reclassified to future net income (loss), net of tax	$ 1,799 [1]	$ 1,909 [1]	$ 1,680	[1]	$ 2,009	[1]	$ 924	$ 802
Year by which all forecasted transactions associated with qualifying cash flow hedges are expected to occur	2047	2045
Derivatives designated as cash flow hedges gain (loss), amount expected to be reclassified to net income (loss) in the next 12 months, net of tax	$ 32	$ 36

[1]	See note 5 for additional information.